Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Employee Benefits Provisions

	31 December	31 December
	2021	2020
Retirement pay liability provision	514,118	301,459
Unused vacation provision	100,495	80,464
	614,613	381,923

Summary of Movement in Provision for Employee Termination Benefits

Movements in provision for employee termination benefits are as follows:

	2021	2020
1 January	301,459	222,164
Service cost	62,749	38,304
Remeasurements	163,588	37,230
Interest expense	37,383	25,535
Benefit payments	(51,138)	(21,774)
Acquisition through business combinations	77	—
31 December	514,118	301,459

Summary of Sensitivity of Provision for Employee Termination Benefits to Changes in the Significant Actuarial Assumptions

The sensitivity of provision for employee termination benefits to changes in the significant actuarial assumptions is:

31 December 2021	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(13.4)%	16.3%	16.5%	(13.8)%
Impact on provision for employee termination benefits	(68,892)	83,801	84,829	(70,948)

31 December 2020	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(14.1)%	17.3%	17.6%	(14.6)%
Impact on provision for employee termination benefits	(42,566)	52,122	53,117	(43,953)